OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

17.       OTHER LONG-TERM LIABILITIES

December 31,	2012	2011
(millions of Canadian dollars)
Future removal and site restoration liabilities (Note 5)	882	836
Derivative liabilities (Note 22)	763	557
Pension and OPEB liabilities (Note 24)	573	515
Other	323	300
	2,541	2,208